Schedule of Deferred Tax Assets and Liabilities (Details)	12 Months Ended
Jan. 31, 2015 USD ($)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	$ 3,627,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	1,049,300
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	12,800
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	(7,600)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	1,451,600
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	318,300
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 7	5,091,400
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 8	1,360,500
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 9	(5,091,400)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 10	(1,360,500)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 11	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 12	$ 0